Non-controlling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-controlling Interests

13. Non-controlling interests

Funko, Inc. is the sole managing member of FAH, LLC and as a result consolidates the financial results of FAH, LLC and reports a non-controlling interest representing the common units of FAH, LLC held by the Continuing Equity Owners. Changes in Funko, Inc.’s ownership interest in FAH, LLC while Funko, Inc. retains its controlling interest in FAH, LLC will be accounted for as equity transactions. As such, future redemptions or direct exchanges of common units of FAH, LLC by the Continuing Equity Owners will result in a change in ownership and reduce or increase the amount recorded as non-controlling interest and increase or decrease additional paid-in capital when FAH, LLC has positive or negative net assets, respectively.

Net income and comprehensive income are attributed between Funko, Inc. and noncontrolling interest holders based on each party’s relative economic ownership interest in FAH, LLC. As of March 31, 2019 and December 31, 2018, Funko, Inc. owned 28.5 million and 25.0 million of FAH, LLC common units, respectively, representing a 57.1% and 50.2% economic ownership interest in FAH, LLC, respectively.

Net income and comprehensive income of FAH, LLC excludes certain activity attributable to Funko, Inc., including $2.2 million and $0.2 million of equity-based compensation expense for share-based compensation awards issued by Funko, Inc. for the three months ended March 31, 2019 and 2018, respectively, and $0.9 million and $0.2 million of income tax expense for corporate, federal, state and local taxes attributable to Funko, Inc. for the three months ended March 31, 2019 and 2018, respectively.

17. Non-controlling Interests

In connection with the Transactions described in Note 16, Stockholders’ Equity, the Company became the sole managing member of FAH, LLC and as a result consolidates the financial results of FAH, LLC. The Company reports a non-controlling interest representing the common units of FAH, LLC held by the Continuing Equity Owners. Changes in Funko, Inc.’s ownership interest in FAH, LLC while Funko, Inc. retains its controlling interest in FAH, LLC will be accounted for as equity transactions. As such, future redemptions or direct exchanges of common units of FAH, LLC by the Continuing Equity Owners will result in a change in ownership and reduce or increase the amount recorded as non-controlling interest and increase or decrease additional paid-in capital when FAH, LLC has positive or negative net assets, respectively.

The Company used the net proceeds from its IPO to purchase 10,416,666 newly-issued common units of FAH, LLC. Additionally, in connection with the Transactions, certain funds affiliated with the Former Equity Owners exchanged their indirect ownership interests in common units of FAH, LLC for 12,921,039 shares of Class A common stock on a one-for-one basis.

Net income and comprehensive income are attributed between Funko, Inc. and noncontrolling interest holders based on each party’s relative economic ownership interest in FAH, LLC. As of December 31, 2018 and 2017, Funko, Inc. owned 25.0 million and 23.3 million of FAH, LLC common units, respectively, representing a 50.2% and 48.3% economic ownership interest in FAH, LLC, respectively.

Net income and comprehensive income of FAH, LLC excludes certain activity attributable to Funko, Inc., including $6.4 million and $0.4 million of equity-based compensation expense for share-based compensation awards issued by Funko, Inc. for the years ended December 31, 2018 and 2017, respectively, and $3.6 million and $0.5 million of income tax expense for corporate, federal, state and local taxes attributable to Funko, Inc. for the years ended December 31, 2018 and 2017, respectively.